Stock-Based Compensation - Share-based Payment Arrangement, Option, Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share Based Payment Arrangement Option Activity Abstract
Granted, Shares	0	735,999
Granted, Weighted-Average Exercise Price	$ 0	$ 2.02
Exercise, Shares	(11,999)	0
Exercised, Weighted-Average Exercis Price	$ 1.98	$ 0
Forfeited or Expired, Shares	(148,580)	(1,820)
Forfeited or Expired, Weighted-Average Exercise Price	$ 3.51	$ 50.39
Outstanding, Shares	766,142	31,963
Outstanding, Weighted-Average Exercise Price	$ 3.76	$ 46.28
Exercisable, Shares	232,233	296,812
Exercisable, Weighted-Average Exercise Price	$ 7.69	$ 6.49
Outstanding, Shares	605,563	766,142
Outstanding, Weighted-Average Exercise Price	$ 4.21	$ 3.76